Share-based compensation (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended		12 Months Ended
	Feb. 20, 2026 shares	Oct. 07, 2025 shares	Aug. 21, 2025 shares	Jul. 30, 2025 shares	Jun. 24, 2025 shares	May 27, 2025 shares	Apr. 02, 2025 shares	Jul. 31, 2025 $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Jun. 30, 2026 CAD ($) Integer $ / shares shares	Jun. 30, 2025 CAD ($) Integer $ / shares shares	Jun. 30, 2024 CAD ($) shares	Nov. 04, 2022
IfrsStatementLineItems [Line Items]
Percentage of shares issued and outstanding													20.00%
Total share-based compensation expense										$ 1,242	$ 159	$ 795
Stock option grant	520,000	7,500	7,500	1,394,500	14,000	10,000	7,500			1,929,500	113,051
Consulting fees										$ 9,204	$ 8,035	1,861
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Total share-based compensation expense										2,427	1,608	65
Consulting fees										510
Share-based compensation expense										1,779	18	24
Consulting fees										116	1,590	41
Other operating expenses										$ 22
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										47,697,277	35,433,947	27,191,075
Ordinary shares [member] | Former SFF Director [member]
IfrsStatementLineItems [Line Items]
Fair value of option granted | $ / shares								$ 2.56	$ 6.90
Consulting fees									$ 288
Number of shares issued | shares								56,275	41,707
Ordinary shares [member] | Consulting Services [member]
IfrsStatementLineItems [Line Items]
Stock option grant | Integer										596,202	62,870
Fair value of option granted | $ / shares										$ 1.77	$ 2.29
Share price | $ / shares										$ 1.27
Consulting fees										$ 914	$ 144
Number of shares issued | shares										23,026	39,844
Ordinary shares [member] | Comprehensive income loss [member]
IfrsStatementLineItems [Line Items]
Consulting fees